CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance	$ 532,848		$ 1,170,462
Continuing Operations [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Total future lease payment	$ 0	$ 0
Discontinued Operations [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Total future lease payment		$ 8,840
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	29.00%	99.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	23.00%
Customer Concentration Risk [Member] | Customers Three Member | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	21.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	13.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	13.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	99.00%	100.00%
China [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance	$ 5,940		128,093
Insured bank account			69,846		¥ 500,000
Not insured amount			30,578
HONG KONG
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance	526,910		1,042,371
Deposits			63,696	$ 500,000
Cash held in financial institutions	$ 335,821		$ 909,606